OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Post-retirement benefit obligation	$ 19.6	$ 26.7
Defined benefit plan obligation	165.8	117.9
Restructuring reserves	20.6	14.3
Self-insurance reserves	10.0	34.9
Acquisition related reserves	0.0	2.2
Deferred revenue	2.5	3.4
Deferred Compensation Liability, Classified, Noncurrent	46.4	43.4
Workers' Compensation Liability, Noncurrent	28.6	23.1
Other	29.6	8.3
Total other liabilities	$ 323.1	$ 274.2